Income Taxes - Tax Rate Information (Details) (USD $)	4 Months Ended		12 Months Ended
	Apr. 21, 2014	Apr. 22, 2013	Dec. 30, 2013	Dec. 31, 2012	Dec. 26, 2011
Income Tax Disclosure [Abstract]
Federal statutory income tax rate			35.00%	35.00%	35.00%
Income tax expense (benefit) at federal statutory rate			$ (1,070,769)	$ 129,094	$ 19,151
State income taxes			(120,231)	86,717	23,535
Increase in valuation allowance			2,624,967	283,805	247,457
Equity-based compensation			25,702	47,983	72,847
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount			(758,016)	56,749	2,464
Meals and entertainment			25,245	17,392	12,283
Other permanent items			(71,139)	0	0
Bargain purchase gain			0	0	(267,420)
Total income tax provision	$ 865,994	$ 247,016	$ 655,759	$ 621,740	$ 110,317